Acquisitions and Dispositions of Businesses - Schedule of Net Assets Acquired (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets acquired
Goodwill	$ 8,165	$ 8,171	$ 8,358
2018 and 2019 Acquisitions
Consideration transferred
Cash	42
Deferred and contingent consideration	8
Aggregate consideration transferred	50
Assets acquired
Cash and cash equivalents	4
Receivables, net	0
Goodwill	34
Intangible assets, net	22
Fixed assets, net	1
Other assets	13
Total assets acquired	74
Liabilities assumed
Current liabilities	18
Other non-current liabilities	6
Total liabilities assumed	24
Net assets acquired	$ 50